Leases - Other Information Related to Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Weighted-average remaining lease term – operating leases (in years)	3 years 9 months	4 years 4 months 9 days
Weighted-average discount rate – operating leases	5.90%	6.00%
Operating cash flows - operating leases	$ 15,120	$ 16,480
Right-of-use assets obtained in exchange for operating lease liabilities	$ 1,541	$ 2,500